Note 6 - Accrued Liabilities (Details) - Accrued Liabilities (USD $)	Nov. 30, 2014	Nov. 30, 2013
Accrued Liabilities [Abstract]
Professional fees	$ 349,957	$ 468,986
Other	325,530	200,335
	$ 675,487	$ 669,321